Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001605803
Hartford Multifactor Low Volatility US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Multifactor Low Volatility US Equity ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hartford Multifactor Low Volatility US Equity ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund's Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate is not included because the Fund did not commence operations until after the most recent fiscal year end.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the investment results of the Hartford Multifactor Low Volatility US Equity Index (LLVUSX) (the “Index”), which is designed to outperform a U.S. capitalization-weighted universe with up to one quarter less volatility over a complete market cycle.

The Index methodology seeks to construct a portfolio comprised of equity securities with low volatility characteristics, while seeking to account for potentially uncontrolled risks that may result from a singular emphasis on low volatility stocks. The Index methodology first selects equity securities with low volatility characteristics from a broad universe of U.S. equity securities. Each equity security must be within the top 98 percent of U.S. market capitalization with an average daily trading volume with an equivalent value to $1 million. As of March 9, 2017, the approximate market capitalization range of components of the Index was $500 million to $500 billion.

The composition of the Index is further refined by an optimization process that seeks diversification by applying minimum and maximum weightings of equity securities across a variety of measures, including sector, company, size, and other factors. The optimization process also seeks to avoid unintended factor risks by maintaining neutral to positive exposure to other potentially return-enhancing factors such as value, momentum, and quality at the portfolio level. The Index seeks to balance risk across sectors by utilizing expected tail loss estimations, which is a process that seeks to assign weights so that each sector contributes equal risk to the overall portfolio versus having significant concentrations in particular sectors. Sectors exhibiting higher historical risk are assigned lower weightings while those with lower historical risk are assigned higher weightings. Expected tail loss is an estimation process that seeks to measure potential loss during turbulent markets and is based on the relative historical performance of each sector.

The Index methodology's pursuit of neutral to positive exposure to value, momentum, and quality characteristics at the aggregate Index level reflects the belief that unintended, negative exposure to any one of these factors may introduce unintended risk. The selection and optimization process seeks to emphasize low volatility equity securities that also exhibit a favorable combination of these additional factors, which are measured by characteristics such as a company's earnings, operating cash flow, and revenue-to-enterprise value, book value, dividend yield and earnings yield (to indicate value), historical monthly returns (to indicate momentum), and gross profitability divided by a company's total assets (to indicate quality).

The Index components are risk- and factor-adjusted twice annually, with reconstitution occurring the second Wednesday in both March and September. The Index was established with a base value of 1,000 on December 31, 2016. The components of the Index may range from 100 to 750, and the degree to which these components represent certain industries, may change over time.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80 percent of its assets in the equity securities that are components of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in securities not included in the Index, but which Lattice believes will help the Fund track the Index. Under normal conditions, the Fund will invest at least 80 percent of its net assets (plus the amount of borrowings for investment purposes) in securities of issuers of U.S. companies. To the extent that the Index concentrates (i.e., holds 25 percent or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Index.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received) in accordance with the Fund's securities lending program and guidelines.

The Index is sponsored by Lattice Strategies LLC (“Lattice” or the “Adviser”). Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.hartfordfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent that the Index concentrates (i.e., holds 25 percent or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

AUTHORIZED PARTICIPANT RISK: Only certain large institutions (each, an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. This risk may be enhanced to the extent the securities held by the Fund are traded outside of a collateralized settlement system.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, options and futures contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

EQUITY SECURITIES RISK: The equity securities in which the Fund invests are subject to changes in value and their values may be more volatile than those of other asset classes.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

INDUSTRY CONCENTRATION RISK: A Fund will not invest 25 percent or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Index is concentrated in a particular industry, the Fund will concentrate its investment to approximately the same extent as its Index. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

ISSUER RISK: Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

MARKET RISK: The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

SECURITIES LENDING RISK: The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Hartford Multifactor Low Volatility US Equity ETF | Hartford Multifactor Low Volatility US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.29%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.29%
YEAR 1	rr_ExpenseExampleYear01	$ 30
YEAR 3	rr_ExpenseExampleYear03	$ 93